Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 337,560	$ 404,472
Restricted cash and cash equivalents	139,139	174,829
Rent receivables	4,887	2,922
Investment in unconsolidated subsidiary	4,002	8,179
Flight equipment held for operating leases, net	3,705,407	3,034,912
Fair market value of derivative assets	2,067	7,395
Other assets, net	31,608	39,650
Total assets	4,224,670	3,672,359
Liabilities
Accounts payable and accrued liabilities	18,431	16,592
Rentals received in advance	19,751	17,422
Payable to related parties	2,772	3,756
Security deposits	64,058	52,837
Maintenance payment liability	254,514	233,811
Unsecured borrowings, net	689,452	291,567
Secured borrowings, net	2,335,328	2,254,705
Deferred tax liability, net	16,289	7,746
Fair market value of derivative liabilities	23,311	24,577
Other liabilities	41,890	20,523
Total liabilities	3,465,796	2,923,536
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 41,306,338 and 28,040,305 shares issued and outstanding at December 31, 2014 and 2013, respectively	41	41
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding
Additional paid-in capital	658,522	658,492
Retained earnings	117,402	104,143
Accumulated other comprehensive loss, net	(17,091)	(13,853)
Total shareholders' equity	758,874	748,823
Total liabilities and shareholders' equity	$ 4,224,670	$ 3,672,359